Major Group Investments - Direct and Indirect - Schedule of Major Group Investments - Direct and Indirect (Parenthetical) (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests | $	$ 7.6		$ 2.2	$ 9.8
Accumulated non-controlling interest | $	163.7		131.7
Abosso Goldfields Limited [member]
Disclosure of subsidiaries [line items]
Accumulated non-controlling interest | $	12.0		7.9
Dividends paid to non-controlling interests | $	$ 4.5		$ 0.0
Abosso Goldfields Limited [member] | Class a shares [member]
Disclosure of subsidiaries [line items]
Shares held	49,734,000		49,734,000
Abosso Goldfields Limited [member] | Class B Shares [member]
Disclosure of subsidiaries [line items]
Shares held	4,266,000		4,266,000
Gold Fields Ghana Limited [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests | $	$ 5.1		$ 2.0
Accumulated non-controlling interest | $	$ 142.7		$ 125.5
Shares held	900		900
Gold Fields La Cima SA [member]
Disclosure of subsidiaries [line items]
Dividends paid to non-controlling interests | $	$ 0.5		$ 0.2
Accumulated non-controlling interest | $	$ 1.9		$ 2.1
Shares held	1,426,050,205		1,426,050,205
Newshelf 899 (Pty) Ltd [member] | Class a shares [member]
Disclosure of subsidiaries [line items]
Newshelf ownership percentage	90.00%	90.00%
Shares held	90,000,000		90,000,000
Newshelf 899 (Pty) Ltd [member] | Class B Shares [member]
Disclosure of subsidiaries [line items]
BEE partners' stake	10.00%	10.00%
Shares held	10,000,000		10,000,000
Newshelf 899 (Pty) Ltd [member] | Class B Shares [member] | Not Later Than Ten Years [Member]
Disclosure of subsidiaries [line items]
Phase-in participation term	10 years	10 years
cumulative preferential dividend | R		R 20.0
Phase in participation term expiration date	2020-12	2020-12
Suspension Lifted Period To Participate In The Profits Phase In Basis Term	10 years	10 years
Description of shares lifted from suspension over the period	after 10 years, in respect of one-third of the “B” shares	after 10 years, in respect of one-third of the “B” shares
Newshelf 899 (Pty) Ltd [member] | Class B Shares [member] | Later Than Ten Years and Not Later Fifeteen Years [Member]
Disclosure of subsidiaries [line items]
Phase-in participation term	5 years	5 years
cumulative preferential dividend | R		R 13.3
Suspension Lifted Period To Participate In The Profits Phase In Basis Term	15 years	15 years
Description of shares lifted from suspension over the period	after 15 years, in respect of another one-third of the “B” shares	after 15 years, in respect of another one-third of the “B” shares
Newshelf 899 (Pty) Ltd [member] | Class B Shares [member] | Later Than Fifeteen Years and Not Later Twenty Years [Member]
Disclosure of subsidiaries [line items]
Phase-in participation term	5 years	5 years
cumulative preferential dividend | R		R 6.7
Suspension Lifted Period To Participate In The Profits Phase In Basis Term	20 years	20 years
Description of shares lifted from suspension over the period	after 20 years, in respect of the remaining one-third of the “B” shares	after 20 years, in respect of the remaining one-third of the “B” shares
Gold Fields Operations Limited [member]
Disclosure of subsidiaries [line items]
Shares held	156,279,947		156,279,947
Gold Fields Operations Limited [member] | Class a shares [member]
Disclosure of subsidiaries [line items]
Shares held	90,000,000
South Deep BEE [Member]
Disclosure of subsidiaries [line items]
Preferential Dividend Going To Cease Period	20 years	20 years
South Deep BEE [Member] | Class B Shares [member]
Disclosure of subsidiaries [line items]
Shares held	10,000,000
Ownership Retention Term	30 years	30 years